PIMCO CommodityRealReturn Strategy Portfolio Average Annual Total Returns - Administrative Class [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.77%	10.64%	5.73%
Administrative
Prospectus [Line Items]
Average Annual Return, Percent	18.79%	10.55%	6.54%